Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus PerfORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to our NEOs to the Company’s performance. We are also permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to the section titled “Executive Compensation” above.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for Non-PEO NEO(3)	Compensation Actually paid to Non-PEO NEO(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss(6)
2025	$1,187,320	$(658,332)	$546,437	$3,869	$47.70	$(33,887,000)
2024	$1,173,200	$(4,497,044)	$581,800	$(943,760)	$11.83	$(38,243,000)
2023	$4,704,999	$(1,125,153)	$1,490,000	$(312,162)	$12.77	$(48,818,000)

____________

(1)      The dollar amounts reported are the amounts of total compensation reported for Sandesh Seth (our Chief Executive Officer and principal executive officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.”

(2)      The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Seth, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Seth during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Seth’s total compensation for each year to determine the compensation actually paid amount.

(3)      The dollar amounts reported are the amounts of total compensation reported for Steve O’Loughlin, (our former Chief Financial Officer, and our only non-PEO named executive officer, or NEO), for the “Total” column of the Summary Compensation Table in each applicable year. Mr. O’Loughlin left our Company in February 2026

(4)      The dollar amounts reported represent the amount of “compensation actually paid” to Mr. O’Loughlin, our only non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. O’Loughlin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. O’Loughlin’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note (2). Mr. O’Loughlin left our Company in February 2026.

(5)      Represents the cumulative total shareholder return, or TSR, as calculated in accordance with Item 201(e) of Regulation S-X, assuming an initial fixed investment of $100. We have never declared or paid any dividends on our common stock.

(6)      Represents the net loss as disclosed in the audited annual financial statements.

The amounts deducted or added in calculating the equity award adjustments with regard to our PEO are as follows:

		2025		2024	2023
	Total compensation as reported SCT	$1,187,320		$1,173,200	$4,704,999
Subtract	Value of option awards calculated in accordance with FASB ASC Topic 718, using the Black-Scholes option-pricing model	$—		$—	$(3,499,999)
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	$—		$—	$4,159,935
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	$—		$—	$—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(976,152	)(1)	$(3,850,015)	$(3,863,460)
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(869,500	)(1)	$(1,820,229)	$(2,626,628)
	Compensation actually paid to PEO	$(658,332)		$(4,497,044)	$(1,125,153)

____________

(1)      On March 31, 2025, our Board of Directors approved the cancellation of certain stock options to purchase 4.9 million shares of common stock held by certain current employees and directors that were initially granted under the Company’s 2013 Stock Plan and 2019 Stock Plan. Such cancellation was subject to the consent of the applicable holder of the stock options. Mr. Seth consented to the cancellation of his outstanding stock options totaling 2,385,974 shares and as such, held no stock options as of December 31, 2025.

The amounts deducted or added in calculating the equity award adjustments with regard to our former non-PEO NEO are as follows:

		2025		2024	2023
	Total compensation as reported SCT	$546,437		$581,800	$1,490,000
Subtract	Value of option awards calculated in accordance with FASB ASC Topic 718, using the Black-Scholes option-pricing model	$—		$—	$(900,000)
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	$—		$—	$1,069,698
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	$—		$—	$—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(270,330	)(1)	$(921,271)	$(1,116,513)
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(272,238	)(1)	$(604,289)	$(855,347)
	Compensation actually paid to our non-PEO NEO	$3,869		$(943,760)	$(312,162)

____________

(1)      On March 31, 2025, our Board of Directors approved the cancellation of certain stock options to purchase 4.9 million shares of common stock held by certain current employees and directors that were initially granted under the Company’s 2013 Stock Plan and 2019 Stock Plan. Such cancellation was subject to the consent of the applicable holder of the stock options. Mr. O’Loughlin consented to the cancellation of his outstanding stock options totaling 703,255 shares and as such, held no stock options as of December 31, 2025.

PEO Total Compensation Amount	[1]	$ 1,187,320		$ 1,173,200	$ 4,704,999
PEO Actually Paid Compensation Amount	[2]	$ (658,332)		(4,497,044)	(1,125,153)
Adjustment To PEO Compensation, Footnote

The amounts deducted or added in calculating the equity award adjustments with regard to our PEO are as follows:

		2025		2024	2023
	Total compensation as reported SCT	$1,187,320		$1,173,200	$4,704,999
Subtract	Value of option awards calculated in accordance with FASB ASC Topic 718, using the Black-Scholes option-pricing model	$—		$—	$(3,499,999)
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	$—		$—	$4,159,935
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	$—		$—	$—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(976,152	)(1)	$(3,850,015)	$(3,863,460)
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(869,500	)(1)	$(1,820,229)	$(2,626,628)
	Compensation actually paid to PEO	$(658,332)		$(4,497,044)	$(1,125,153)

____________

(1)      On March 31, 2025, our Board of Directors approved the cancellation of certain stock options to purchase 4.9 million shares of common stock held by certain current employees and directors that were initially granted under the Company’s 2013 Stock Plan and 2019 Stock Plan. Such cancellation was subject to the consent of the applicable holder of the stock options. Mr. Seth consented to the cancellation of his outstanding stock options totaling 2,385,974 shares and as such, held no stock options as of December 31, 2025.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 546,437		581,800	1,490,000
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 3,869		(943,760)	(312,162)
Adjustment to Non-PEO NEO Compensation Footnote

The amounts deducted or added in calculating the equity award adjustments with regard to our former non-PEO NEO are as follows:

		2025		2024	2023
	Total compensation as reported SCT	$546,437		$581,800	$1,490,000
Subtract	Value of option awards calculated in accordance with FASB ASC Topic 718, using the Black-Scholes option-pricing model	$—		$—	$(900,000)
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	$—		$—	$1,069,698
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	$—		$—	$—
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(270,330	)(1)	$(921,271)	$(1,116,513)
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$(272,238	)(1)	$(604,289)	$(855,347)
	Compensation actually paid to our non-PEO NEO	$3,869		$(943,760)	$(312,162)

____________

(1)      On March 31, 2025, our Board of Directors approved the cancellation of certain stock options to purchase 4.9 million shares of common stock held by certain current employees and directors that were initially granted under the Company’s 2013 Stock Plan and 2019 Stock Plan. Such cancellation was subject to the consent of the applicable holder of the stock options. Mr. O’Loughlin consented to the cancellation of his outstanding stock options totaling 703,255 shares and as such, held no stock options as of December 31, 2025.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Total Shareholder Return

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEO, as calculated pursuant to SEC rules, to our cumulative TSR over the three years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Loss

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEO, as calculated pursuant to SEC rules, to our net loss over the three years presented in the Pay Versus Performance table.

Total Shareholder Return Amount	[5]	$ 47.7		11.83	12.77
Net Income (Loss)	[6]	$ (33,887,000)		$ (38,243,000)	$ (48,818,000)
PEO Name		Sandesh Seth		Sandesh Seth	Sandesh Seth
PEO | Value of option awards calculated in accordance with FASB ASC Topic 718, using the Black-Scholes option-pricing model
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (3,499,999)
PEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,159,935
PEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(976,152)	[7]	(3,850,015)	(3,863,460)
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(869,500)	[7]	(1,820,229)	(2,626,628)
Non-PEO NEO | Value of option awards calculated in accordance with FASB ASC Topic 718, using the Black-Scholes option-pricing model
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(900,000)
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,069,698
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(270,330)	[7]	(921,271)	(1,116,513)
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (272,238)	[7]	$ (604,289)	$ (855,347)

[1]	The dollar amounts reported are the amounts of total compensation reported for Sandesh Seth (our Chief Executive Officer and principal executive officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.”
[2]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Seth, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Seth during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Seth’s total compensation for each year to determine the compensation actually paid amount.
[3]	The dollar amounts reported are the amounts of total compensation reported for Steve O’Loughlin, (our former Chief Financial Officer, and our only non-PEO named executive officer, or NEO), for the “Total” column of the Summary Compensation Table in each applicable year. Mr. O’Loughlin left our Company in February 2026
[4]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. O’Loughlin, our only non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. O’Loughlin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. O’Loughlin’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note (2). Mr. O’Loughlin left our Company in February 2026.
[5]	Represents the cumulative total shareholder return, or TSR, as calculated in accordance with Item 201(e) of Regulation S-X, assuming an initial fixed investment of $100. We have never declared or paid any dividends on our common stock.
[6]	Represents the net loss as disclosed in the audited annual financial statements.
[7]	On March 31, 2025, our Board of Directors approved the cancellation of certain stock options to purchase 4.9 million shares of common stock held by certain current employees and directors that were initially granted under the Company’s 2013 Stock Plan and 2019 Stock Plan. Such cancellation was subject to the consent of the applicable holder of the stock options. Mr. O’Loughlin consented to the cancellation of his outstanding stock options totaling 703,255 shares and as such, held no stock options as of December 31, 2025.